Short-Term Loans Receivable (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 20, 2020	Dec. 20, 2019
Short-Term Loans Receivable (Details) [Line Items]
Notes receivable					$ 1,626,000
Accrued interest rate, percentage				6.00%
Interest income earned		$ 99,000	$ 3,000
Loan due date	Apr. 28, 2021	Jun. 29, 2021
Loan extended date		Dec. 01, 2021
Loan extended date		$ 1,637,000	$ 2,239,000
Outstanding loans receivable and accrued interest assigned as payment for purchase price		$ 1,691,000
June and December 2020 [Member]
Short-Term Loans Receivable (Details) [Line Items]
Accrued interest rate, percentage		6.00%
Interest income earned		$ 4,000
Aggregate principal amount		380,000
Outstanding loans receivable and accrued interest assigned as payment for purchase price		359,000
Repayment of remaining outstanding		21,000
June 2020 [Member]
Short-Term Loans Receivable (Details) [Line Items]
Interest income earned		11,000
Aggregate principal amount		300,000
Outstanding balance		$ 214,000
Lion Financial Group Limited [Member]
Short-Term Loans Receivable (Details) [Line Items]
Accrued interest rate, percentage		6.00%